Management of Financial Risks - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure Of Financial Risk Management [line items]
Cash and cash equivalents	€ 137,880	€ 256,473	€ 323,381	€ 114,555
Operating losses and cash out flows from operation	(147,693)	(114,531)	(44,674)
Accumulated deficit and reserves	(279,300)
Net cash used in operating activities	€ (114,314)	€ (59,538)	€ (26,763)
Top of range [member]
Disclosure Of Financial Risk Management [line items]
Percentage of purchases and other external expenses made in U.S. dollars	12.00%	12.00%	12.00%